Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Tabular disclosure of financial instruments is as follows:

		December 31,
		2017		2018
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	645,169	—	1,068,369	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	126,525	—	465,389

Total derivatives designated as hedging instruments		645,169	126,525	1,068,369	465,389

Schedule of Derivative Instruments, Gain (Loss)

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		2016	2017	2018
Interest Rate Swap — Change in Fair Value	Loss on derivatives	297,656	—	—
Interest Rate Swap — Realized loss	Loss on derivatives	(297,954)	—	—

Total loss on derivatives		(298)	—	—

Derivatives designated as hedging instruments	Location of Loss Recognized	Year Ended December 31,
		2016	2017	2018
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	(766,898)	(403,943)	(11,982)

Total loss on derivatives		(766,898)	(403,943)	(11,982)

Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2016	(393,288)
Effective portion of changes in fair value of interest swap contracts	418,723

Balance, December 31, 2016	25,435
Effective portion of changes in fair value of interest swap contracts	592,460

Balance, December 31, 2017	617,895
Effective portion of changes in fair value of interest swap contracts	56,084

Balance, December 31, 2018	673,979

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2017:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	645,169	—	645,169	—
Interest Rate Swap Agreements	(126,525)	—	(126,525)	—

Total	518,644	—	518,644	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2018:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	1,068,369	—	1,068,369	—
Interest Rate Swap Agreements	(465,389)	—	(465,389)	—

Total	602,980	—	602,980	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following tables present the fair values for assets measured on a non-recurring basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	6,000,000	—	6,000,000	—	(897,965)

Total	6,000,000	—	6,000,000	—	(897,965)

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	8,000,000	—	8,000,000	—	(1,258,037)

Total	8,000,000	—	8,000,000	—	(1,258,037)

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	9,400,000	—	9,400,000	—	(1,531,130)

Total	9,400,000	—	9,400,000	—	(1,531,130)

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	55,230,000	—	55,230,000	—	(3,189,858)

Total	55,230,000	—	55,230,000	—	(3,189,858)